Available for Sale Debt Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Available for Sale Debt Securities

5. Available for Sale Debt Securities

A summary of our available for sale debt securities recorded at fair value is shown below as of June 30, 2020 and December 31, 2019:

	Cost	Unrealized gains	Fair Value (1)
As of June 30, 2020		(in thousands)
Biohaven preferred shares	$125,121	$65,833	$190,954

Total available for sale debt securities	$125,121	$65,833	$190,954

As of December 31, 2019
Biohaven preferred shares	$125,121	$6,159	$131,280

Total available for sale debt securities	$125,121	$6,159	$131,280

(1)

As of June 30, 2020, $28.5 million and $162.5 million are recorded as the current and non-current asset portion of Available for sale debt securities, respectively, in the condensed consolidated balance sheet. The entire balance of the Biohaven Preferred Shares was recorded as a non-current asset as of December 31, 2019.

Available for sale debt securities (Biohaven Preferred Shares)

On April 5, 2019, RPIFT funded the purchase of 2,495 Series A Preferred Shares from Biohaven Pharmaceutical Holding Company Ltd (“Biohaven”) at a price of $50,100.00 per preferred share, for a total of $125.0 million, pursuant to the Preferred Share Agreement. Pursuant to the Preferred Share Agreement, Biohaven may issue and sell to RPIFT, and RPIFT will purchase from Biohaven, the Second Tranche of up to $75.0 million in the aggregate (and no less than $25.0 million at each additional closing) of additional Series A Preferred Shares subject to the acceptance by the FDA of both New Drug Applications (“NDAs”) with respect to the tablet formulation of rimegepant and the orally disintegrating tablet formulation of rimegepant. As a condition for the issuance of the Second Tranche, one NDA must be accepted under the priority review designation pathway. The issuance of the Second Tranche is subject to customary closing conditions and is entirely at Biohaven’s option.

The Series A Preferred Shares provided RPIFT with the right to require Biohaven to redeem its shares under the following circumstances:

•

If a Change of Control is announced on or before October 5, 2019, Biohaven has the option to redeem the Series A Preferred Shares for one point five times (1.5 x) the original purchase price of the Series A Preferred Shares upon the closing of the Change of Control. If Biohaven does not elect to redeem the Series A Preferred Shares for 1.5x the original purchase price at the closing of Change of Control, then Biohaven is required to redeem the Series A Preferred Shares for two times (2x) the original purchase price, payable in equal quarterly installments following closing of the Change of Control through December 31, 2024.

•

If a Change of Control is announced after October 5, 2019 and the Series A Preferred Shares have not previously been redeemed, Biohaven must redeem the Series A Preferred Shares for two times (2x) the original purchase price of the Series A Preferred Shares payable in a lump sum at the closing of the Change of Control or in equal quarterly installments following the closing of the Change of Control through December 31, 2024.

•

If an NDA for rimegepant is not approved by December 31, 2021, RPIFT has the option at any time thereafter to require Biohaven to redeem the Series A Preferred Shares for one point two times (1.2x) the original purchase price of the Series A Preferred Shares.

•

If no Change of Control has been announced, the Series A Preferred Shares have not previously been redeemed and (i) rimegepant is approved on or before December 31, 2024, following approval and starting one-year after approval, Biohaven must redeem the Series A Preferred Shares for two times (2x) the original purchase price, payable in a lump sum or in equal quarterly installments through December 31, 2024 (provided that if rimegepant is approved in 2024, the entire redemption amount must be paid by December 31, 2024) or (ii) rimegepant is not approved by December 31, 2024, Biohaven must redeem the Series A Preferred Shares for two times (2x) the original purchase price on December 31, 2024.

•

Biohaven may redeem the Series A Preferred Shares at its option at any time for two times (2x) the original purchase price, which redemption price may be paid in a lump sum or in equal quarterly installments through December 31, 2024. In the event that Biohaven defaults on any obligation to redeem Series A Preferred Shares when required, the redemption amount shall accrue interest at the rate of eighteen percent (18%) per annum. If any such default continues for at least one year, RPIFT will be entitled to convert, subject to certain limitations, such Series A Preferred Shares into common shares, with no waiver of its redemption rights.

•	Under all circumstances, the Series A Preferred Shares are required to be redeemed by Biohaven by December 31, 2024.

Nurtec ODT (rimegepant) was approved by the FDA in February 2020, which results in a payment due to Royalty Pharma of two times (2x) the original purchase price of the Series A Preferred Shares payable in equal quarterly installments following approval and starting one-year after approval, through December 31, 2024. Refer to Note 3 for discussion of the valuation of our Investment in the Biohaven Preferred Shares.

5. Available for Sale Debt Securities and Equity Securities

A summary of our available for sale debt securities recorded at fair value is shown below as of December 31, 2019:

	Cost	Unrealized gains	Fair Value
		(in thousands)
Biohaven preferred shares	$125,121	$6,159	$131,280

Total available for sale debt securities	$125,121	$6,159	$131,280

Biohaven available for sale debt securities

In April 2019, RPIFT funded the purchase of 2,495 Series A Preferred Shares from Biohaven Pharmaceutical Holding Company Ltd (“Biohaven”) at a price of $50,100.00 per preferred share, for a total of $125.0 million, pursuant to the Preferred Share Agreement. Pursuant to the Preferred Share Agreement, Biohaven may issue and sell to RPIFT, and RPIFT will purchase from Biohaven, the Second Tranche of up to $75.0 million in the aggregate (and no less than $25.0 million at each additional closing) of additional Series A Preferred Shares at the same price and on the same terms as the First Tranche subject to the acceptance by the United States Food and Drug Administration (“FDA”) of both New Drug Applications (“NDAs”) with respect to the tablet formulation of Nurtec ODT (rimegepant) and the orally disintegrating tablet formulation of Nurtec ODT (rimegepant). As a condition for the issuance of the Second Tranche, one NDA must be accepted under the priority review designation pathway. The issuance of the Second Tranche is subject to customary closing conditions and is entirely at Biohaven’s option.

The Series A Preferred Shares provide RPIFT with the right to require Biohaven to redeem its shares under the following circumstances:

•

If a Change of Control is announced after October 5, 2019 and the Series A Preferred Shares have not previously been redeemed, Biohaven must redeem the Series A Preferred Shares for two times (2x) the original purchase price of the Series A Preferred Shares payable in a lump sum at the closing of the Change of Control or in equal quarterly installments following the closing of the Change of Control through December 31, 2024.

•

If an NDA for Nurtec ODT (rimegepant) is not approved by December 31, 2021, RPIFT has the option at any time thereafter to require Biohaven to redeem the Series A Preferred Shares for one point two times (1.2x) the original purchase price of the Series A Preferred Shares. If no Change of Control has been announced, the Series A Preferred Shares have not previously been redeemed and (i) Nurtec ODT (rimegepant) is approved on or before December 31, 2024, following approval and starting one-year after approval, Biohaven must redeem the Series A Preferred Shares for two times (2x) the original purchase price, payable in a lump sum or in equal quarterly installments through December 31, 2024 (provided that if Nurtec ODT (rimegepant) is approved in 2024, the entire redemption amount must be paid by December 31, 2024) or (ii) Nurtec ODT (rimegepant) is not approved by December 31, 2024, Biohaven must redeem the Series A Preferred Shares for two times (2x) the original purchase price on December 31, 2024.

•

Biohaven may redeem the Series A Preferred Shares at its option at any time for two times (2x) the original purchase price, which redemption price may be paid in a lump sum or in equal quarterly installments through December 31, 2024. In the event that Biohaven defaults on any obligation to redeem Series A Preferred Shares when required, the redemption amount shall accrue interest at the rate of eighteen percent (18%) per annum. If any such default continues for at least one year, RPIFT will be entitled to convert, subject to certain limitations, such Series A Preferred Shares into common shares, with no waiver of its redemption rights.

•	Under all circumstances, the Series A Preferred Shares are required to be redeemed by Biohaven by December 31, 2024.

•	In February 2020, Biohaven announced that the FDA approved Nurtec ODT (rimegepant) for the acute treatment of migraine in adults.

Tecfidera available for sale debt securities

In May 2012 and December 2013, RPIFT acquired interests in the earn-out payable to the former shareholders of Fumapharm AG. The Fumapharm earn-out primarily represents an indirect interest in Biogen Idec’s sales of Tecfidera, an oral therapeutic for the treatment of relapsing-remitting multiple sclerosis. Under the terms of our investment in Tecfidera, we were entitled to receive milestone payments based on cumulative sales of Tecfidera until cumulative sales exceed $20 billion, which occurred by the end of 2018. Our investment in the Tecfidera earn-out is fair valued and classified as available for sale, as under the terms of the contracts the full investment would not have been recovered if sales of Tecfidera did not reach certain prescribed thresholds. Unrealized gains and losses on our investment in Tecfidera were included in accumulated other comprehensive income.

This investment was structured in the form of 22 potential milestone payments, of which all were earned as of December 31, 2018. The allocated cost of each milestone was derived using a third party analysis based on projected sales over time, the future competitive landscape, the strength of the patents underlying the product, and the prevailing interest rate environment. Once cumulative sales of Tecfidera reached certain agreed upon levels, an estimated accrual was recorded for the milestone payment to be received based on the sales of Fumaderm products as reported by Biogen Idec. The allocated cost of that particular milestone reduced the available for sale security recorded on the consolidated balance sheets. The excess of the payments received over the allocated cost was recognized as a realized gain on available for sale securities in the consolidated statements of comprehensive income. The accumulated other comprehensive income balance was unwound in line with the natural decline in the fair value of the asset, as the individual milestones were met.

The $600.0 million milestone payments that RPIFT was entitled to receive based on sales during the year ended December 31, 2018 were recorded as a $419.5 million realized gain in the consolidated statements of comprehensive income and a $180.5 million reduction of the investment in Tecfidera recorded as available for sale securities in the consolidated balance sheets. At December 31, 2018, milestone payments receivable of $150.0 million were recorded as other receivables on the consolidated balance sheets and was collected during the first quarter of 2019.

We did not have an available for sale debt securities balance recorded for Tecfidera as of December 31, 2018.

Equity securities

We own equity securities in publicly traded companies, which were recorded at fair value through accumulated other comprehensive income prior to January 1, 2018. Beginning on January 1, 2018, unrealized gains and losses on equity securities are recognized through earnings.